Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2026	2025	2025

Credit asset commitments	$569,094	$589,005	$638,708
Letters of credit	43,536	46,849	55,592

	$612,630	$635,854	$694,300